Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Quantitative Funds
Entity Central Index Key	0000799127
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000007979
Shareholder Report [Line Items]
Fund Name	Growth and Income Fund
Class Name	Investor Shares
Trading Symbol	VQNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
AssetsNet	$ 14,762,000,000
Holdings Count | Holding	738
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$14,762
Number of Portfolio Holdings	738
Portfolio Turnover Rate	43%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	9.8%
Consumer Discretionary	11.2%
Consumer Staples	5.8%
Energy	2.7%
Financials	15.7%
Health Care	11.4%
Industrials	7.6%
Information Technology	27.4%
Materials	1.8%
Other	0.4%
Real Estate	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007980
Shareholder Report [Line Items]
Fund Name	Growth and Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[2]
AssetsNet	$ 14,762,000,000
Holdings Count | Holding	738
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$14,762
Number of Portfolio Holdings	738
Portfolio Turnover Rate	43%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	9.8%
Consumer Discretionary	11.2%
Consumer Staples	5.8%
Energy	2.7%
Financials	15.7%
Health Care	11.4%
Industrials	7.6%
Information Technology	27.4%
Materials	1.8%
Other	0.4%
Real Estate	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.